INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSE [abstract]
Schedule of analysis of current year taxation charges
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Current income tax	416,480	379,482	355,579
Deferred income tax (Note 12)	(27,950)	10,827	(20,215)
	388,530	390,309	335,364

Schedule of reconciliation of income tax expense
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Profit before tax	1,451,838	1,544,009	1,347,132

Tax calculated at the statutory rate of 25% (2016 and 2015: 25%)	362,960	386,002	336,783
Effect of income not subject to tax	(2,096)	(3,277)	(3,354)
Effect of expenses not deductible for tax purposes	1,920	1,928	663
Effect of undeductible loss arising from business combination	11,268	-	-
Reversal of deferred tax assets for the impairment loss of investments in associates and other receivable recognized in prior years	10,500	-	-
Tax losses for which no deferred tax asset was recognised	4,619	5,656	5,561
Over provision of previous year’s income tax	-	-	(3,886)
Utilisation of previously unrecognised tax losses	(641)	-	(403)
Income tax expense	388,530	390,309	335,364